Preferred Stock (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Preferred Stock
Dividends to preferred stockholders are classified as interest expense on the consolidated statement of operations. Information on the outstanding series of preferred stock are as follows:

	Dividend Rate	Extension Dividend Rate	Redemption Date	Shares Outstanding at December 31, 2019	Dividends for the Year Ended December 31, 2019
Series 2019 Preferred Stock	5.5%	6.0%	December 31, 2023	119,800	$1,569